Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2024	2,826,697
Balance at Dec. 31, 2024	$ 28,266	$ 67,751,242	$ 28,958,375	$ 96,737,883	$ 8,854,562	$ 105,592,445
Net income	0	0	(6,774,193)	(6,774,193)	(338,575)	(7,112,768)
Capital contributions made by non-controlling shareholders	$ 0	0	0	0	390,000	390,000
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	0
Issuance of restricted shares for stock incentive award and share-based compensation	$ 0	494,250	0	494,250	0	494,250
Balance (in shares) at Jun. 30, 2025	2,826,697
Balance at Jun. 30, 2025	$ 28,266	68,245,492	22,184,182	90,457,940	8,905,987	99,363,927
Balance (in shares) at Dec. 31, 2025	2,890,547
Balance at Dec. 31, 2025	$ 28,905	68,551,846	24,694,154	93,274,905	9,232,427	102,507,332
Net income	$ 0	0	6,843,670	6,843,670	511,747	7,355,417
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	0
Issuance of restricted shares for stock incentive award and share-based compensation	$ 0	473,214	0	473,214	0	473,214
Repurchase and cancelation of common shares (in shares)	(23,456)
Repurchase and cancelation of common shares	$ (235)	(500,907)	0	(501,142)	0	(501,142)
Shares forfeited (in shares)	(500)
Shares forfeited	$ (5)	5	0	0	0	0
Capital distributions made to non-controlling shareholders	$ 0	0	0	0	(390,000)	(390,000)
Balance (in shares) at Jun. 30, 2026	2,866,591
Balance at Jun. 30, 2026	$ 28,665	$ 68,524,158	$ 31,537,824	$ 100,090,647	$ 9,354,174	$ 109,444,821